Investment in associated companies - Ownership Percentage (Details) $ in Millions		1 Months Ended	2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2022 USD ($)	Jan. 31, 2022 USD ($)	Feb. 22, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) rig	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2022 USD ($)	Feb. 28, 2022 rig	Jan. 01, 2022	Nov. 30, 2021
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments | $	$ (112)		$ (2)		$ (2)	$ 3	$ 0
Number of drillships | rig					2
Amounts due to SFL Corporation under leases for the West Taurus and West Linus | $					$ 9	$ 35
PES
Schedule of Equity Method Investments [Line Items]
Ownership interest prior to disposal (in percent)		65.00%								100.00%
Income (loss) from equity method investments | $				$ 8
Gulf Drilling International | Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Number of drillships leased | rig					3
PES
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		35.00%		35.00%	35.00%	100.00%					100.00%
Income (loss) from equity method investments | $			$ (3)	$ 8	$ (8)	$ 0	$ 0
Realized gain (loss) on disposal | $		$ 112
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)			50.00%		50.00%	50.00%	50.00%
Income (loss) from equity method investments | $			$ 0		$ 4	$ (2)	$ 2
Number of premium jack-ups | rig					5
Gulfdrill | Seadrill Limited
Schedule of Equity Method Investments [Line Items]
Number of leased rigs | rig					3
Gulfdrill | Third party
Schedule of Equity Method Investments [Line Items]
Number of leased rigs | rig					2
Gulfdrill | Joint venture partner
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)					50.00%	50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)			50.00%		50.00%	50.00%	50.00%
Income (loss) from equity method investments | $			$ 1		$ 2	$ 5	$ (2)
Number of drillships | rig					2				3
Number of drillships managed | rig					3
Amounts due to SFL Corporation under leases for the West Taurus and West Linus | $					$ 21			$ 21
Sonadrill | Joint venture partner
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)					50.00%	50.00%
Sonadrill | Sonangol
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)					50.00%
Number of drillships | rig					2